Related party transactions and balances - Schedule of Transactions with related parties (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Payments made on behalf of the Group
Related party transactions and balances
Payments made on behalf of the Group	$ 556,000
Loan from a related party
Related party transactions and balances
Loan from a related party	$ 139,000